Results for the year - Income taxes and deferred income taxes - Income taxes paid (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Income taxes paid in Denmark for current year	kr 21,810	kr 16,899	kr 7,481
Income taxes paid outside Denmark for current year	7,826	8,998	7,034
Income taxes paid	kr 29,636	kr 25,897	kr 14,515